Condensed financial information of the parent company (Details) - Schedule of parent company balance sheet - Parent Company [Member] - Parent Company [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 3,758,618	$ 7,154,881
Due from subsidiaries	7,785,162	4,440,162
Investment in subsidiaries	21,022,642	20,294,098
Total Assets	32,566,422	31,889,141
LIABILITIES AND EQUITY
Total Liabilities		55,000
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,453,423 and 19,435,423 shares issued and outstanding at December 31, 2021 and 2020, respectively)	1,946	1,944
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2021 and 2020, respectively)	550	550
Additional paid-in capital	22,986,975	22,775,154
Retained earnings	8,379,945	8,141,280
Accumulated other comprehensive income	1,197,006	915,213
Total Shareholders’ Equity	32,566,422	31,834,141
Total Liabilities and Shareholders’ Equity	$ 32,566,422	$ 31,889,141